AST BOND PORTFOLIO 2030
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 95.9%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $49,673,605)	5,019,322	$53,706,751
Short-Term Investment — 3.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,749,289)	1,749,289	1,749,289

TOTAL INVESTMENTS—99.0% (cost $51,422,894)(wa)		55,456,040

Other assets in excess of liabilities(z) — 1.0%		567,800

Net Assets — 100.0%		$56,023,840

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
155	5 Year U.S. Treasury Notes	Dec. 2024	$17,031,836	$29,446
345	10 Year U.S. Treasury Notes	Dec. 2024	39,427,031	26,027
				55,473
Short Positions:
62	2 Year U.S. Treasury Notes	Dec. 2024	12,911,016	(29,993)
80	3 Year U.S. Treasury Notes	Dec. 2024	17,071,875	(47,782)
41	10 Year U.S. Ultra Treasury Notes	Dec. 2024	4,850,172	4,913
61	20 Year U.S. Treasury Bonds	Dec. 2024	7,575,438	33,857
37	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	4,924,469	62,999
				23,994
				$79,467
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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